Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Supplement	ck0000916622_SupplementTextBlock

TIFF Investment Program (“TIP”)

Supplement dated April 30, 2019

to the Prospectus dated April 30, 2019

TIFF Multi-Asset Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total Returns in each fund summary section of the prospectus.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2018)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees, expenses, or taxes)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	(9.42%)
Five Years	rr_AverageAnnualReturnYear05	4.26%
Ten Years	rr_AverageAnnualReturnYear10	9.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | Consumer Price Index (“CPI”) +5% per annum
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	7.00%
Five Years	rr_AverageAnnualReturnYear05	6.58%
Ten Years	rr_AverageAnnualReturnYear10	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]
One Year	rr_AverageAnnualReturnYear01	(6.43%)	[1]
Five Years	rr_AverageAnnualReturnYear05	2.90%	[1]
Ten Years	rr_AverageAnnualReturnYear10	7.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995	[1]
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | 65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index)(does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	(6.00%)
Five Years	rr_AverageAnnualReturnYear05	3.78%
Ten Years	rr_AverageAnnualReturnYear10	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before Taxes
One Year	rr_AverageAnnualReturnYear01	(11.14%)
Five Years	rr_AverageAnnualReturnYear05	1.72%
Ten Years	rr_AverageAnnualReturnYear10	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(13.15%)
Five Years	rr_AverageAnnualReturnYear05	(0.56%)
Ten Years	rr_AverageAnnualReturnYear10	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(6.01%)
Five Years	rr_AverageAnnualReturnYear05	0.73%
Ten Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995

[1]	Performance of the Multi-Asset Fund Constructed Index generated from July 1, 2009, through September 30, 2015, was reduced by 0.20% per annum, prorated monthly. This reduction reflected an estimate of the costs of investing in the Constructed Index's asset segments through index funds or other instruments. The reported performance of the Constructed Index would increase in the absence of a 0.20% reduction.